Other Current and Non-current Assets - Eagle Bulk Shipping Inc (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 09, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Current and Non-current Assets
Marketable securities, fair value			$ 60,850	$ 86,029
Gain/(loss) on investments			(25,179)	17,867	$ (176,386)
Dividend income			9,276	1,056	165,399
SBLK Common Stock
Other Current and Non-current Assets
Marketable securities, fair value			$ 60,900
Marketable securities owned			4,070,214
Gain/(loss) on investments			$ 25,200
Dividend income			$ 9,300
Eagle Bulk Shipping Inc. | SBLK Common Stock
Other Current and Non-current Assets
Common stock of SBLK received in exchange for each share of EGLE common stock owned	2.6211
Eagle Bulk Shipping Inc.
Other Current and Non-current Assets
Number of shares of marketable securities acquired		1,552,865
Amount paid to acquire marketable securities		$ 68,200
Marketable securities, fair value				86,000
Gain/(loss) on investments				17,900
Dividend income				$ 1,000
ZIM
Other Current and Non-current Assets
Gain/(loss) on investments					$ 176,400
Related party | Virage | Eagle Bulk Shipping Inc.
Other Current and Non-current Assets
Amount paid to acquire marketable securities		$ 24,400